Related Party Transactions - Non-interest Bearing Advances - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Advances to affiliates	$ 3,025	$ 5,143
Advances from affiliates	18,271	7,003
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Advances to affiliates	3,000	5,100
Advances from affiliates	$ 18,300	$ 7,000